Average Annual Total Returns - AMG River Road Long-Short Fund	Feb. 01, 2021
CLASS N SHARES
Average Annual Return:
1 Year	0.08%
5 Years	5.74%
Since Inception	5.44%	[1]
Inception Date	May 04, 2011
CLASS N SHARES | ReturnAfterTaxesonDistributions [Member]
Average Annual Return:
1 Year	0.08%
5 Years	4.84%
Since Inception	4.52%	[1]
Inception Date	May 04, 2011
CLASS N SHARES | ReturnAfterTaxesonDistributionsandSaleofFundShares [Member]
Average Annual Return:
1 Year	0.05%
5 Years	4.24%
Since Inception	4.04%	[1]
Inception Date	May 04, 2011
CLASS N SHARES | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	20.89%
5 Years	15.43%
Since Inception	13.32%	[1]
Inception Date	May 04, 2011
CLASS N SHARES | 50% Russell 3000/50% ICE BofAML 0-3 Month U.S. Treasury Bill (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	11.97%
5 Years	8.56%
Since Inception	7.20%	[1]
Inception Date	May 04, 2011
CLASS I SHARES
Average Annual Return:
1 Year	0.39%
5 Years	5.99%
Since Inception	5.07%	[2]
Inception Date	Mar. 04, 2013
CLASS I SHARES | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	20.89%
5 Years	15.43%
Since Inception	14.51%	[2]
Inception Date	Mar. 04, 2013
CLASS I SHARES | 50% Russell 3000/50% ICE BofAML 0-3 Month U.S. Treasury Bill (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	11.97%
5 Years	8.56%
Since Inception	7.81%	[2]
Inception Date	Mar. 04, 2013
CLASS Z Shares
Average Annual Return:
1 Year	0.47%
5 Years
Since Inception	5.45%	[3]
Inception Date	Sep. 29, 2017
CLASS Z Shares | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	20.89%
5 Years	15.43%
Since Inception	15.47%	[3]
Inception Date	Sep. 29, 2017
CLASS Z Shares | 50% Russell 3000/50% ICE BofAML 0-3 Month U.S. Treasury Bill (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	11.97%
5 Years	8.56%
Since Inception	8.96%	[3]
Inception Date	Sep. 29, 2017

[1]	Class N and Index performance shown reflects performance since the inception date of the Fund's Class N shares on May 4, 2011.
[2]	Class I and Index performance shown reflects performance since the inception date of the Fund's Class I shares on March 4, 2013.
[3]	Class Z and Index performance shown reflects performance since the inception date of the Fund's Class Z shares on September 29, 2017.